CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net income for the year	$ 4,461,461	$ 1,895,581
Add (deduct) adjusting items:
Amortization of property, plant and mine development (Note 9)	1,645,297	1,514,076
Deferred income and mining taxes (Note 25)	162,158	213,845
Unrealized (gain) loss on currency and commodity derivatives (Note 21)	(127,585)	142,396
Unrealized gain on warrants (Note 21)	(111,203)	(20,383)
Stock-based compensation (Note 17)	97,545	77,404
Impairment reversal (Note 24)	(229,000)
Foreign currency translation (gain) loss	(25,654)	9,383
Other	139,797	48,566
Changes in non-cash working capital balances:
Income taxes	886,371	259,327
Inventories	(160,744)	(208,300)
Other current assets	(43,969)	1,166
Accounts payable and accrued liabilities	122,639	27,831
Cash provided by operating activities	6,817,113	3,960,892
INVESTING ACTIVITIES
Additions to property, plant and mine development (Note 9)	(2,418,200)	(1,817,949)
Purchase of O3 Mining, net of cash and cash equivalents acquired (Note 5)	(121,960)
Contributions for acquisition of mineral assets	(14,972)	(16,296)
Purchase of equity securities and other investments	(447,494)	(183,021)
Proceeds from sale of equity securities and other investments	402,720
Other investing activities	1,611	10,152
Cash used in investing activities	(2,598,295)	(2,007,114)
FINANCING ACTIVITIES
Proceeds from Credit Facility (Note 14)		600,000
Repayment of Credit Facility (Note 14)		(600,000)
Repayment of Term Loan Facility (Note 14)		(600,000)
Repayment of Senior Notes (Note 14)	(950,000)	(100,000)
Debt financing and extinguishment costs (Note 14)	(8,245)	(3,544)
Repayment of lease obligations	(36,043)	(47,319)
Dividends paid	(728,077)	(671,655)
Repurchase of common shares (Notes 16 and 17)	(682,890)	(169,357)
Proceeds from exercise of stock options (Note 17A)	75,749	198,532
Common shares issued (Note 16)	42,363	37,012
Cash used in financing activities	(2,287,143)	(1,356,331)
Effect of exchange rate changes on cash and cash equivalents	7,947	(9,664)
Net increase in cash and cash equivalents during the year	1,939,622	587,783
Cash and cash equivalents, beginning of year	926,431	338,648
Cash and cash equivalents, end of year	2,866,053	926,431
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	46,875	103,692
Income and mining taxes paid	$ 1,177,927	$ 474,028